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                [DRUEN, DIETRICH, REYNOLDS & KOOGLER LETTERHEAD]


November 12, 1997

VIA ELECTRONIC TRANSMISSION
---------------------------

The United States Securities and
  Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Nationwide Separate Account Trust
     Post-Effective Amendment No. 25
     SEC File No. 2-73024; 811-3213

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Separate Account Trust, this is to certify that the form of prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from the form of prospectus contained in the Post-Effective Amendment No. 25 to the Registration Statement.

Please call the undersigned at (614) 249-7618 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ David E. Simaitis, Esq.

David E. Simaitis, Esq.
Counsel

DES/mes

cc:  Lorna MacLoed
     Office of Insurance Products and Legal Compliance
     Stop 10-6